UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  October 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Schedules of Investments.

Hardman Johnston International Growth Fund
Schedule of Investments
January 31, 2020 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 95.5%
Communication Services - 4.6%
Tencent Holdings Ltd.	1,545	73,681

Consumer Discretionary - 21.0%
Adidas AG	225	71,126
Alibaba Group Holding Ltd. - ADR (a)	350	72,306
Kering SA	128	78,211
Melco Resorts & Entertainment Ltd. - ADR	3,030	61,115
Puma SE	698	55,891
		338,649
Consumer Staples - 2.1%
a2 Milk Co. Ltd. (a)	3,560	34,068

Financials - 10.8%
AIA Group Ltd.	7,195	71,295
HDFC Bank Ltd. - ADR	495	28,354
ICICI Bank Ltd. - ADR	5,150	75,087
		174,736
Health Care - 13.0%
AstraZeneca Plc	780	76,305
Bayer AG	295	23,676
Orpea	280	36,455
QIAGEN NV (a)	685	23,139
Wuxi Biologics Cayman, Inc. (a)	3,975	50,276
		209,851
Industrials - 22.7%
Airbus SE	545	80,041
Daifuku Co Ltd.	900	54,190
Nidec Corp.	570	71,689
Prysmian SpA	3,440	76,307
Safran SA	515	83,038
		365,265
Information Technology - 21.3%
Afterpay Ltd. (a)	1,770	44,200
ASML Holding NV	265	74,369
Infineon Technologies AG	3,455	74,224
Keyence Corp.	220	73,954
Murata Manufacturing Co Ltd.	1,350	76,430
		343,177
TOTAL COMMON STOCKS (Cost $1,596,760)		1,539,427

SHORT-TERM INVESTMENT - 5.4%
MONEY MARKET FUND - 5.4%
First American Government Obligations Fund - Class X, 1.49% (b)	86,155	86,155
TOTAL SHORT-TERM INVESTMENT (Cost $86,155)		86,155
TOTAL INVESTMENTS (Cost $1,682,915) - 100.9%		1,625,582
Liabilities in Excess of Other Assets - (0.9)%		(13,870)
TOTAL NET ASSETS - 100.00%		$1,611,712

Percentages are stated as a percent of net assets.

	ADR - American Depository Receipt
	PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2020.

	Country Allocation of Portfolio Assets*
	Japan	17.1%
	Cayman Islands	16.0%
	Germany	14.0%
	France	12.3%
	Netherlands	11.0%
	India	6.4%
	Italy	4.7%
	United Kingdom	4.7%
	Hong Kong	4.4%
	Australia	2.8%
	New Zealand	2.1%
	Short-Term Investments and Other	4.5%

	*Percentages represent market value as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at January, 31 2020 (Unaudited)
    The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded standards require additional disclosures about the various inputs and valuation techniques used to disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value ("NAV") because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV.  A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generallyclassified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

    The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current andreliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movementof prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services ("ICE") as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$73,681	$-	73,681
Consumer Discretionary	133,421	205,228	-	338,649
Consumer Staples	-	34,068	-	34,068
Financials	103,441	71,295	-	174,736
Health Care	23,139	186,712	-	209,851
Industrials	-	365,265	-	365,265
Information Technology	-	343,177	-	343,177
Total Common Stocks	260,001	1,279,426	-	1,539,427
Short-Term Investments	86,155	-	-	86,155
Total Investments in Securities	$346,156	$1,279,426	$-	$1,625,582

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*  /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date  March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date  March 27, 2020

By (Signature and Title)* /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date  March 27, 2020

* Print the name and title of each signing officer under his or her signature.